JOINT VENTURE (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Sep. 09, 2022
Schedule of Equity Method Investments [Line Items]
Contributed joint venture	$ (0)	$ 113,124
Loss on equity investment	$ 0
Neural Signals Inc [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			50.00%